INCOME TAX AND SOCIAL CONTRIBUTION - Summary of changes In Deferred Asset And Liability Income Tax And Social Contribution (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining balance, asset		R$ 3,519,515	[1]	R$ 3,100,515
Beginning balance, liability		(934,414)	[1]	(994,041)
Ending balance, asset	[1]	2,200,695		3,519,515
Ending balance, liability	[1]	(328,090)		(934,414)
Effect on statement of profit or loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset		(894,732)		599,136
Increase decrease in deferred tax liability		(167,668)		(1,071)
Transfer between deferred income tax and social contribution [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset		(18,502)
Increase decrease in deferred tax liability		18,502
Reclass of UTP to Deferred Tax Liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset
Increase decrease in deferred tax liability				(46,760)
Transfer of Prepaid to Deferred Tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset		20,213
Discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset		(374,090)
Increase decrease in deferred tax liability		788,977
Reserve for grant of options and restricted shares [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset		(31,772)		28,750
Increase decrease in deferred tax liability		2,486		(1,617)
Translation adjustment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset		(28,132)		(478,921)
Increase decrease in deferred tax liability		10,787		62,315
OCI impact
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset		R$ 8,195		270,035
Increase decrease in deferred tax liability

[1]	Balance presented in the balance sheet including the effects of the jurisdictional offset of deferred tax assets and liabilities of the same nature, originating from the same taxpayer and tax authority.